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                                                        OMB Number: 3235-0578

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10529
                                  ----------------------------------------------

                                  The GKM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 11150 Santa Monica Boulevard, Suite 850     Los Angeles, California    23226
--------------------------------------------------------------------------------
           (Address of principal executive offices)                  (Zip code)

                                 Timothy J. Wahl

GKM Advisers, LLC     11150 Santa Monica Boulevard      Los Angeles, CA 23226
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 268-2605
                                                     ---------------------------

Date of fiscal year end:        July 31, 2008
                          ------------------------------------

Date of reporting period:       April 30, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
================================================================================
    SHARES    COMMON STOCKS - 110.1%                                 VALUE
--------------------------------------------------------------------------------
              AEROSPACE & DEFENSE - 1.5%
     7,500    Boeing Company                                     $     636,450
                                                                 -------------

              AIR FREIGHT & LOGISTICS - 1.2%
     5,300    FedEx Corporation                                        508,111
                                                                 -------------

              BEVERAGES - 2.2%
     7,000    Coca-Cola Company (The)                                  412,090
    12,000    Fomento Economico Mexicano, S.A.B de C.V. - ADR          521,400
                                                                 -------------
                                                                       933,490
                                                                 -------------
              BIOTECHNOLOGY - 1.8%
     4,900    Genentech, Inc.*                                         334,180
     6,000    Genzyme Corporation*                                     422,100
                                                                 -------------
                                                                       756,280
                                                                 -------------
              CAPITAL MARKETS - 0.5%
     4,400    Lehman Brothers Holdings, Inc.                           194,656
                                                                 -------------

              CHEMICALS - 4.9%
    12,700    Ecolab, Inc.                                             583,692
    23,600    Scotts Miracle-Gro Company (The) - Class A               782,104
    12,600    Sigma-Aldrich Corporation                                718,452
                                                                 -------------
                                                                     2,084,248
                                                                 -------------
              COMMERCIAL SERVICES - 4.2%
    12,700    Manpower, Inc.                                           852,551
    11,700    Pitney Bowes, Inc.                                       422,487
    14,700    Waste Management, Inc.                                   530,670
                                                                 -------------
                                                                     1,805,708
                                                                 -------------
              COMMUNICATIONS EQUIPMENT - 7.1%
    31,000    Cisco Systems, Inc.*                                     794,840
    21,100    Corning, Inc.                                            563,581
    37,200    Nokia Corporation - ADR                                1,118,604
    13,700    QUALCOMM, Inc.                                           591,703
                                                                 -------------
                                                                     3,068,728
                                                                 -------------
              COMPUTERS & PERIPHERALS - 7.7%
     4,000    Apple, Inc.*                                             695,800
    45,000    EMC Corporation*                                         693,000
    12,000    Hewlett-Packard Company                                  556,200
     7,400    International Business Machines Corporation              893,180
    24,000    Stratasys, Inc.*                                         466,560
                                                                 -------------
                                                                     3,304,740
                                                                 -------------
              CONSUMER FINANCE - 1.0%
     9,300    American Express Company                                 446,586
                                                                 -------------

THE GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES    COMMON STOCKS - 110.1% (Continued)                     VALUE
--------------------------------------------------------------------------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.3%
    13,600    Agilent Technologies, Inc.*                        $     410,856
    60,000    Flextronics International Ltd.*                          623,400
    37,800    Trimble Navigation Ltd.*                               1,239,462
                                                                 -------------
                                                                     2,273,718
                                                                 -------------
              FOOD & STAPLES RETAILING - 0.7%
    10,500    SYSCO Corporation                                        320,985
                                                                 -------------

              HEALTH CARE EQUIPMENT & SUPPLIES - 9.5%
     4,000    Alcon, Inc.                                              632,000
    11,000    Baxter International, Inc.                               685,520
     3,000    Intuitive Surgical, Inc.*                                867,780
    10,000    Kinetic Concepts, Inc.*                                  396,600
    21,000    Medtronic, Inc.                                        1,022,280
     7,500    Stryker Corporation                                      486,225
                                                                 -------------
                                                                     4,090,405
                                                                 -------------
              HEALTH CARE PROVIDERS & SERVICES - 1.6%
    12,700    Henry Schein, Inc.*                                      703,199
                                                                 -------------

              HOUSEHOLD DURABLES - 2.8%
    20,800    Garmin Ltd.                                              850,720
     8,600    Harman International Industries, Inc.                    351,482
                                                                 -------------
                                                                     1,202,202
                                                                 -------------
              INDUSTRIAL CONGLOMERATES - 2.4%
     7,300    3M Company                                               561,370
    15,000    General Electric Company                                 490,500
                                                                 -------------
                                                                     1,051,870
                                                                 -------------
              INTERNET SOFTWARE & SERVICES - 4.8%
     3,600    Google, Inc. - Class A*                                2,067,444
                                                                 -------------

              IT SERVICES - 5.0%
    17,900    Accenture Ltd. - Class A                                 672,145
     9,500    Affiliated Computer Services, Inc. - Class A*            503,215
     8,000    Automatic Data Processing, Inc.                          353,600
    17,000    Paychex, Inc.                                            618,290
                                                                 -------------
                                                                     2,147,250
                                                                 -------------
              LIFE SCIENCES TOOLS & SERVICES - 5.0%
    11,400    Covance, Inc.*                                           955,206
     9,500    Dionex Corporation*                                      743,090
     7,000    Waters Corporation*                                      430,220
                                                                 -------------
                                                                     2,128,516
                                                                 -------------
              MACHINERY - 2.8%
     2,000    Caterpillar, Inc.                                        163,760
     5,000    Danaher Corporation                                      390,100
    18,100    Pall Corporation                                         629,337
                                                                 -------------
                                                                     1,183,197
                                                                 -------------

THE GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES    COMMON STOCKS - 110.1% (Continued)                     VALUE
--------------------------------------------------------------------------------
              MEDIA - 2.9%
    10,300    McGraw-Hill Companies, Inc. (The)                  $     422,197
    10,500    Meredith Corporation                                     340,305
    15,000    Walt Disney Company (The)                                486,450
                                                                 -------------
                                                                     1,248,952
                                                                 -------------
              METALS & MINING - 1.6%
     9,000    Nucor Corporation                                        679,500
                                                                 -------------

              PERSONAL PRODUCTS - 1.1%
    19,000    Alberto-Culver Company                                   478,230
                                                                 -------------

              PHARMACEUTICALS - 10.9%
    14,000    Abbott Laboratories                                      738,500
    26,000    Eli Lilly & Company                                    1,251,640
    10,000    Merck & Company, Inc.                                    380,400
    13,000    Novartis AG - ADR                                        654,290
    30,000    Pfizer, Inc.                                             603,300
    12,600    Teva Pharmaceutical Industries Ltd. - ADR                589,428
    10,000    Wyeth                                                    444,700
                                                                 -------------
                                                                     4,662,258
                                                                 -------------
              ROAD & RAIL - 1.0%
     7,000    Norfolk Southern Corporation                             417,060
                                                                 -------------

              SEMICONDUCTORS - 2.9%
    39,000    Applied Materials, Inc.                                  727,740
    13,700    Intel Corporation                                        304,962
     7,400    Texas Instruments, Inc.                                  215,784
                                                                 -------------
                                                                     1,248,486
                                                                 -------------
              SOFTWARE - 13.4%
    19,000    Adobe Systems, Inc.*+                                    708,510
    14,700    Amdocs Ltd.*                                             461,286
    21,200    Citrix Systems, Inc.*                                    694,300
    36,000    Intuit, Inc.*                                            970,920
    40,000    Microsoft Corporation                                  1,140,800
    60,000    Oracle Corporation*                                    1,251,000
    10,500    SAP AG - Sponsored ADR                                   527,415
                                                                 -------------
                                                                     5,754,231
                                                                 -------------
              SPECIALTY RETAIL - 2.8%
    13,700    Bed Bath & Beyond, Inc.*                                 445,250
    17,250    Men's Wearhouse, Inc. (The)                              459,367
    13,700    PetSmart, Inc.                                           306,606
                                                                 -------------
                                                                     1,211,223
                                                                 -------------
              TRADING COMPANIES & DISTRIBUTORS - 1.5%
     7,300    Grainger (W.W.), Inc.                                    632,983
                                                                 -------------

              TOTAL COMMON STOCKS (Cost $37,042,810)             $  47,240,706
                                                                 -------------

THE GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES    MONEY MARKET FUNDS - 0.0%                              VALUE
--------------------------------------------------------------------------------
     1,632    First American Treasury Obligations Fund
                - Class Y (Cost $1,632)                          $       1,632
                                                                 -------------

              TOTAL INVESTMENTS AT VALUE - 110.1%
                (Cost $37,044,442)                               $  47,242,338

              LIABILITIES IN EXCESS OF OTHER ASSETs - (10.1%)       (4,333,429)
                                                                 -------------

              NET ASSETS - 100.0%                                $  42,908,909
                                                                 =============

*    Non-income producing security

ADR - American Depositary Receipt

+    Security is pledged as collateral for the Fund's bank line of credit.

See accompanying notes to schedule of investments.

THE GKM FUNDS
GKM GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
================================================================================


1.   SECURITIES VALUATION

Equity securities of the GKM Growth Fund generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when GKM Advisers, LLC (the "Adviser") believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of The GKM Funds.

2.   SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   FEDERAL INCOME TAX

The following is computed on a tax basis for each item as of April 30, 2008:

               Cost of portfolio investments         $   37,044,442
                                                     ==============

               Gross unrealized appreciation         $   12,440,580
               Gross unrealized depreciation             (2,242,684)
                                                     --------------

               Net unrealized appreciation           $   10,197,896
                                                     ==============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The GKM Funds
             -------------------------------------------------------------------



By (Signature and Title)*      /s/ Timothy J. Wahl
                           -----------------------------------------------------
                              Timothy J. Wahl, President


Date          May 30, 2008
      --------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*      /s/ Timothy J. Wahl
                           -----------------------------------------------------
                              Timothy J. Wahl, President


Date          May 30, 2008
      --------------------------------------------------



By (Signature and Title)*      /s/ Mark J. Seger
                           -----------------------------------------------------
                              Mark J. Seger, Treasurer


Date          May 30, 2008
      --------------------------------------------------



* Print the name and title of each signing officer under his or her signature.